General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
General and administrative expenses
General and administrative expenses
General and administrative expenses primarily represent employee benefit expenses, professional fees and administrative fees payable to SSH under our administrative services agreement (as described in Note 17).
Employee benefit expenses consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2017	2016	2015
Short term employee benefits (salaries)	$9,196	$12,330	$19,978
Share based compensation (see Note 16)	22,385	30,207	33,687
	$31,581	$42,537	$53,665